RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED-PARTY TRANSACTIONS
Schedule of transactions and balances between the Group and its related-parties

Figures in million - SA rand	2020	2019	2018
Rand Refinery
Gold sales	298.0	505.5	616.2
Refining fees paid	(31.0)	(24.8)	(29.1)
Trade payable	(6.4)	(4.5)	(3.1)

Schedule of key management remuneration, fees and share ownership

The disclosure below incorporates remuneration for services rendered to various companies within the Group during the year.

The executive directors and prescribed officers were paid the following remuneration during the year:

Figures in thousands - SA rand	Salary	Cash bonus accrued for 2020 paid in 2021	Accrual of share-based payment benefits	Pension scheme total contributions	Expense allowance and other benefits	2020	2019	2018
Executive directors
Neal Froneman[1]	13,336	13,405	30,292	838	102	57,973	31,917	35,760
Charl Keyter	6,353	6,526	15,067	937	80	28,963	16,024	17,697
Prescribed officers
Chris Bateman[2]	7,058	3,484	52,404	959	3,054	66,959	25,289	16,885
Shadwick Bessit[3]	4,218	4,022	5,749	769	31	14,789	10,595	688
Hartley Dikgale[4]	977	712	26,852	65	553	29,159	7,898	8,761
Dawie Mostert	3,870	3,660	8,553	545	27	16,655	9,284	10,112
Themba Nkosi	3,788	3,178	8,005	292	23	15,286	8,117	7,265
Wayne Robinson	4,532	4,483	9,848	381	28	19,272	10,044	10,925
Richard Stewart	4,075	3,669	10,635	467	27	18,873	9,428	12,986
Robert van Niekerk	5,156	5,486	11,700	589	44	22,975	13,547	13,508
Laurent Charbonnier[5]	1,315	773	515	11	-	2,614	-	-
Lerato Legong[6]	1,144	945	630	156	-	2,875	-	-
Total	55,822	50,343	180,250	6,009	3,969	296,393	142,143	134,587

[1] Entered into a dual service contract with effect 1 January 2020. Remuneration paid by Stillwater in US dollars was converted at the average exchange rate of R16.46/US$ for the year ended 31 December 2020

[2] Remuneration paid in US dollars was converted at the average exchange rate of R16.46/US$ for the year ended 31 December 2020. Ceased performing a prescribed officer role on 6 September 2020

[3] Ceased performing a prescribed officer role on 16 January 2021

[4] Ceased performing a prescribed officer role on 31 March 2020

[5] Assumed a prescribed officer role on 16 November 2020, remuneration paid in GBP was converted at the average exchange rate of R21.10/GBP for the year ended 31 December 2020

[6] Assumed a prescribed officer role on 1 September 2020

Total key management personnel compensation recognised under IFRS:

Figures in thousands - SA rand	2020	2019	2018
Short-term employee benefits	110,134.0	106,605.0	83,635.0
Post-employment benefits	6,008.0	5,300.0	4,546.0
Share-based payment	127,096.6	120,477.7	46,406.0
Total	243,238.6	232,382.7	134,587.0

The non-executive directors were paid the following fees during the year:

Figures in thousands - SA rand	Directors fees	Committee fees	Expense allowance	2020	2019	2018
Timothy Cumming	1,042	743	124	1,909	1,795	1,698
Savannah Danson	1,042	638	-	1,680	1,609	1,480
Barry Davison[1]	-	-	-	-	666	1,649
Harry Kenyon-Slaney	1,199	775	140	2,114	1,699	-
Richard Menell	1,679	354	81	2,114	1,831	1,723
Sello Moloko[2]	-	-	-	-	1,407	1,802
Nkosemntu Nika	1,042	638	28	1,708	1,609	1,435
Keith Rayner	1,042	822	-	1,864	1,881	1,723
Susan van der Merwe	1,042	638	36	1,716	1,609	1,491
Jerry Vilakazi	1,042	380	-	1,422	1,362	1,289
Vincent Maphai	2,669	-	87	2,756	822	-
Elaine Jay Dorward-King[3]	906	201	-	1,107	-	-
Wang Bin[4]	255	72	-	327	-	-
Lu Jiongjie[4]	255	72	-	327	-	-
Total	13,215	5,333	496	19,044	16,290	14,290

[1] Resigned as a non-executive director on 28 May 2019

[2] Resigned as a non-executive director on 30 September 2019

[3] Appointed as a non-executive director 27 March 2020

[4] Appointed and resigned as a non-executive director on 24 February 2020 and 27 March 2020, respectively

The directors’ and prescribed officers’ share ownership at 31 December 2020 was[1]:

	Number of shares			%
	2020	2019	2018	2020	2019	2018
Executive directors
Neal Froneman[2,10]	4,829,128	4,858,723	4,555,954	0.17	0.18	0.20
Charl Keyter[2,10]	1,775,994	1,673,316	1,530,119	0.06	0.06	0.07
Non-executive directors
Timothy Cumming[2]	1,242	242	106	-	-	-
Barry Davison[4]	-	-	1,567,710	-	-	0.07
Richard Menell[2]	84,625	108,625	108,625	-	-	-
Sello Moloko[4]	-	-	111,534	-	-	-
Keith Rayner[2]	68,992	68,992	68,992	-	-	-
Susan van der Merwe[2]	1,027	1,028	1,028	-	-	-
Vincent Maphai[2]	50,000	-	-	-	-	-
Savannah Danson[2]	2,519	-	-	-	-	-
Harry Kenyon-Slaney[2,5]	16,852	-	-	-	-	-
Elaine Dorward-King[2,6]	4,800	-	-	-	-	-
Total share ownership by directors	6,835,179	6,710,926	7,944,068
Prescribed officers
Chris Bateman[7]	-	32,747	32,747	-	-	-
Shadwick Bessit[8]	94,707	31,652	219,782	-	-	0.01
Hartley Dikgale[7]	-	184,311	114,744	-	0.01	0.01
Dawie Mostert[3,10]	38,975	38,975	50,743	-	-	-
Themba Nkosi[2,10]	59,022	796	19,107	-	-	-
Wayne Robinson[2,10]	184,333	73,292	39,321	0.01	-	-
Richard Stewart[2,10]	105,303	362,747	421,653	-	0.01	0.02
Robert van Niekerk[3,10]	24,341	257,732	271,537	-	0.01	0.01
Laurent Charbonnier[2,9]	35,620	-	-	-	-	-
Lerato Legong[2]	-	-	-	-	-	-
Total	7,377,480	7,693,178	9,113,702

[1] Following the implementation of the Scheme (refer note 26), the Directors’ shareholdings are in Sibanye Stillwater Limited

[2] Share ownership in the Company at the date of this report is unchanged (except as described in footnote 10 below)

[3] Share ownership in the Company at the date of this report was (except as described in footnote 10 below):

•	Dawie Mostert – 6,100 shares
•	Robert van Niekerk – 366 shares

[4] Resigned during 2019

[5] Harry Kenyon-Slaney holds 4,213 ADRs which convert to 16,852 ordinary shares in the Company

[6] Appointed during 2020. Elaine Dorward-King holds 1,200 ADRs at 31 December 2020 which convert to 4,800 ordinary shares in the Company

[7] Ceased performing a prescribed officer role during 2020

[8] Ceased performing a prescribed officer role during 2021 before the annual financial report was authorised for issue

[9] Appointed during 2020. Laurent Charbonnier holds 8,905 ADRs at 31 December 2020 which convert to 35,620 ordinary shares in the Company

10 At the date of this report, the following directors and prescribed officers had shares in escrow following the March 2021 vesting in terms of the equity-settled share-based payment scheme:

—	Neal Froneman – 2,725,411 shares and 319,165 ADRs
—	Charl Keyter – 2,037,730 shares
—	Dawie Mostert – 989,754 shares
—	Themba Nkosi – 795,975 shares
—	Wayne Robinson – 915,070 shares and 9,036 ADRs
—	Richard Stewart – 1,135,892 shares
—	Robert Van Niekerk – 1,598,602 shares